RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSETS
Summary of nature and movements of Right of use assets

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2020	Increases	adjustments	Decreases	December 31, 2021
Leases rights of use (a)
- Sites	25,182	14,140	(614)	(5,206)	33,502
- Real estate and others	7,737	2,264	(82)	(1,614)	8,305
- Poles	3,911	1,013	(46)	(897)	3,981
Indefeasible right of use	1,796	133	(40)	-	1,889
Asset Retirement Obligation	3,998	604	(11)	(44)	4,547
Total	42,624	18,154	(793)	(7,761)	52,224

(a)For the determination of the previously informed amounts, real discount rates were used amounting to 11.25% (average in Argentine pesos), 8.22% (in Guaraníes) and 6.4% (in US dollars)

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2020	Amortization	adjustments	Decreases	2021	2021
Leases rights of use
- Sites	(9,938)	(6,457)	273	4,573	(11,549)	21,953
- Real estate and others	(3,219)	(2,234)	64	1,428	(3,961)	4,344
- Poles	(1,792)	(1,209)	7	896	(2,098)	1,883
Indefeasible right of use	(661)	(195)	27	—	(829)	1,060
Asset Retirement Obligation	(189)	(235)	8	44	(372)	4,175
Total	(15,799)	(10,330)	379	6,941	(18,809)	33,415

Details on the nature and movements of Right of use assets as of December 31, 2020 are as follows:

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2019	Increases	adjustments	Decreases	December 31, 2020
Leases rights of use (b)
- Sites	18,077	7,689	(121)	(463)	25,182
- Real estate and others	5,197	2,708	(29)	(139)	7,737
- Poles	1,226	2,712	(27)	—	3,911
Indefeasible right of use	1,701	109	(14)	—	1,796
Asset Retirement Obligation	687	3,413	2	(104)	3,998
Total	26,888	16,631	(189)	(706)	42,624

(b)For the determination of the previously informed amounts, real discount rates were used amounting to 11% (average in Argentine pesos), 8.22% (in Guaraníes) and 6.4% (in US dollars)

	Accumulated				Accumulated	Net carrying
	amortization as of				amortization as	value as of
	December 31,		Currency translation		of December 31,	December 31,
	2019	Amortization	adjustments	Decreases	2020	2020
Leases rights of use
- Sites	(4,486)	(5,695)	33	210	(9,938)	15,244
- Real estate and others	(1,454)	(1,861)	8	88	(3,219)	4,518
- Poles	(780)	(1,016)	4	—	(1,792)	2,119
Indefeasible right of use	(475)	(193)	7	—	(661)	1,135
Asset Retirement Obligation	(174)	(95)	2	78	(189)	3,809
Total	(7,369)	(8,860)	54	376	(15,799)	26,825